Share capital and other equity - Non-cumulative preference shares (Details) - Series U, Non-cumulative preference shares of US$0.01	Dec. 31, 2020 $ / shares shares
Share capital
Par value	$ 0.01
Number of shares | shares	10,130
Redemption price per share	$ 100,000